Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Bank Loans [Abstract]
Schedule of Loans

Loans consisted of the following at December 31, 2024:

Bank Name	Amount - RMB	Amount - HKD	Amount - USD	Issuance Date	Expiration Date	Interest
Heng Sang Bank	NA	644,356	82,610	2020/12/01	2025/12/01	BLR-2.25%
Less: Reclassification of short term loan to long term loan	NA	-	-	2020/12/01	2025/12/01	BLR-2.25%
Heng Sang Bank	NA	1,416,883	181,652	2024/10/22	2025/2/19	SOFR+3.08%
Heng Sang Bank	NA	2,145,115	275,015	2024/10/30	2025/2/27	SOFR+3.08%
Heng Sang Bank	NA	1,145,800	146,897	2024/11/06	2025/3/06	SOFR+3.08%
Heng Sang Bank	NA	1,311,254	168,109	2024/12/04	2025/4/03	SOFR+3.08%
Heng Sang Bank	NA	1,545,684	198,165	2024/12/17	2025/4/16	SOFR+3.08%
Heng Sang Bank	NA	710,498	91,090	2024/12/18	2025/4/17	SOFR+3.08%
Heng Sang Bank	NA	3,246,694	416,243	2022/10/06	2032/10/06	BLR-2.25%
Less: Reclassification of short term loan to long term loan	NA	(2,875,119)	(368,605)	2022/10/06	2032/10/06	BLR-2.25%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,500,000	320,513	2024/08/23	2025/08/22	HIBOR+2.7%
Industrial and Commercial Bank of China (Asia) Limited	NA	6,000,000	769,231	2024/09/27	2025/09/26	HIBOR+2.7%
Industrial and Commercial Bank of China (Asia) Limited	NA	716,668	91,881	2024/11/13	2025/3/13	ARP+2.25%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,500,000	320,513	2024/11/15	2025/11/14	HIBOR+2.7%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,142,813	274,720	2012/09/03	2032/09/03	(HIBOR+2)%
Less: Reclassification of short term loan to long term loan	NA	(1,917,791)	(245,871)	2012/09/03	2032/09/03	(HIBOR+2)%
Bank of China	8,350,000	NA	1,143,945	2024/09/06	2025/09/06	3.20%
Bank of Taian	10,000,000	NA	1,369,994	2024/06/13	2025/06/11	3.45%
China Everbright Bank	8,000,000	NA	1,095,995	2024/01/26	2025/01/26	3.60%
Bank of communications	5,000,000	NA	684,997	2024/05/24	2025/05/24	3.70%
Industrial Bank Co., Ltd.	8,000,000	NA	1,095,995	2024/10/31	2025/10/30	3.30%
Postal Savings Bank of China	5,000,000	NA	684,997	2024/09/09	2025/09/08	3.52%
Bank of Qingdao	8,000,000	NA	1,095,995	2024/09/03	2025/08/29	3.75%
Shandong Feicheng Rural Commercial Bank Co., Ltd	13,000,000	NA	1,780,993	2024/05/20	2025/05/12	3.45%
Total short-term loan	65,350,000	21,232,855	11,675,074
Total long-term loan	-	4,792,910	614,476

Loans consisted of the following at December 31, 2023:

Bank Name	Amount - RMB	Amount - HKD	Amount - USD	Issuance Date	Expiration Date	Interest (Note)
Heng Sang Bank	NA	1,323,857	169,725	1/12/2020	1/12/2025	2.75%
Less: Reclassification of short term loan to long term loan	NA	(651,023)	(83,464)	1/12/2020	1/12/2025	2.75%
Heng Sang Bank	NA	926,485	118,780	2/11/2023	1/3/2024	SOFR+3.08%
Heng Sang Bank	NA	947,832	121,517	3/11/2023	2/3/2024	SOFR+3.08%
Heng Sang Bank	NA	911,426	116,849	23/11/2023	22/3/2024	SOFR+3.08%
Heng Sang Bank	NA	3,599,343	461,454	6/10/2022	6/10/2032	2.88%
Less: Reclassification of short term loan to long term loan	NA	(3,256,789)	(417,537)	6/10/2022	6/10/2032	2.88%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,000,000	256,410	26/6/2023	25/6/2024	HIBOR+2.7%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,000,000	256,410	11/7/2023	10/7/2024	HIBOR+2.7%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,000,000	256,410	3/8/2023	2/8/2024	HIBOR+2.7%
Industrial and Commercial Bank of China (Asia) Limited	NA	3,000,000	384,615	3/8/2023	2/8/2024	ARR+2%
Industrial and Commercial Bank of China (Asia) Limited	NA	1,000,000	128,205	27/9/2023	26/9/2024	ARR+2%
Industrial and Commercial Bank of China (Asia) Limited	NA	1,000,000	128,205	27/9/2023	26/9/2024	ARR+2%
Industrial and Commercial Bank of China (Asia) Limited	NA	837,915	107,425	10/10/2023	7/2/2024	ARR+2%
Industrial and Commercial Bank of China (Asia) Limited	NA	901,422	115,567	18/10/2023	15/2/2024	ARR+2%
Industrial and Commercial Bank of China (Asia) Limited	NA	1,248,644	160,083	13/12/2023	11/4/2024	ARR+2%
Industrial and Commercial Bank of China (Asia) Limited	NA	2,350,341	301,326	3/9/2012	3/9/2032	HIBOR+2%
Less: Reclassification of short term loan to long term loan	NA	(2,050,871)	(262,932)	3/9/2012	3/9/2032	HIBOR+2%
Bank of China	8,800,000	NA	1,239,454	1/11/2023	1/11/2024	3.45%
Bank of Taian	100,000	NA	14,085	14/6/2023	11/6/2024	4.05%
Bank of Taian	9,900,000	NA	1,394,386	14/6/2023	11/6/2024	4.05%
China Everbright Bank	8,000,000	NA	1,126,776	6/2/2023	30/1/2024	3.90%
Bank of Communications	5,000,000	NA	704,235	19/5/2023	17/5/2024	3.80%
Industrial Bank Co., Ltd.	8,000,000	NA	1,126,776	11/12/2023	10/12/2024	3.70%
Postal Savings Bank of China	5,000,000	NA	704,235	10/8/2023	9/8/2024	4.00%
Bank of Qingdao	5,000,000	NA	704,235	28/8/2023	25/8/2024	3.85%
Shandong Feicheng Rural Commercial Bank Co., Ltd	4,800,000	NA	676,066	11/1/2023	14/5/2024	3.85%
Shandong Feicheng Rural Commercial Bank Co., Ltd	4,050,000	NA	570,431	13/5/2022	10/5/2024	3.85%
Shandong Feicheng Rural Commercial Bank Co., Ltd	4,050,000	NA	570,431	13/5/2022	10/5/2024	3.85%
Total short-term loan	62,700,000	18,088,582	11,150,159
Total long-term loan	—	5,958,684	763,934

Schedule of Short-Term Bank Loans

The Company’s short-term bank loans are pledged by its assets as listed below, and guaranteed by Mr. Ma Biu and Ms. Liu Liangping, and properties owned by Mr. Ma Biu and Ms. Liu Liangping:

	As of December 31,
	2024	2023
Buildings, net	$740,555	$842,250
Land Use Right, net	698,071	737,557
Total	$1,438,626	$1,579,807